NOTE 8 - INCOME TAXES	Mar. 31, 2023
March 31, 2023
NOTE 8 - INCOME TAXES

NOTE 8 – INCOME TAXES

The effective income tax rate for the years ended March 31, 2023 and 2022 differs from the U.S. Federal statutory rate due to the following:

	March 2023	March 2022
Federal statutory income tax rate	$162,163	$(8,566)
State income taxes, net of federal benefit	-	-
Permanent items	-	-
Change in valuation allowance	(162,163)	8,566
	$-	$-

The components of the deferred tax assets and liabilities at March 31, 2023 and 2022 are as follows:

	March 2023	March 2022
Long-term deferred tax assets:
Federal net operating loss carryforwards	$162,163	$8,566
Long-term deferred tax liabilities:
Property, plant and equipment	-	-
Valuation allowance	(162,163)	(8,566)
Net long-term deferred tax assets	$-	$-

December 31, 2022
NOTE 8 - INCOME TAXES

NOTE 8 – INCOME TAXES

The effective income tax rate for the years ended December 31, 2022 and 2021 differs from the U.S. Federal statutory rate due to the following:

	2022	2021
Federal statutory income tax rate	$275,274	$416,225
State income taxes, net of federal benefit	-	-
Permanent items	-	-
Change in valuation allowance	(275,274)	(416,225)
	$-	$-

The components of the deferred tax assets and liabilities at December 31, 2022 and 2021 are as follows:

	2022	2021
Long-term deferred tax assets:
Federal net operating loss carryforwards	$275,274	$416,225
Long-term deferred tax liabilities:
Property, plant and equipment	-	-
Valuation allowance	(275,274)	(416,225)
Net long-term deferred tax assets	$-	$-